Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2013
Entity Registrant Name	dei_EntityRegistrantName	ZIEGLER CAPITAL MANAGEMENT INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001261788
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2013
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
ZIEGLER CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND (Prospectus Summary) | ZIEGLER CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZLSCX
ZIEGLER CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND (Prospectus Summary) | ZIEGLER CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZLSIX

ZIEGLER CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND (Prospectus Summary) | ZIEGLER CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND
SUMMARY SECTION
Investment Objective

The Long/Short Fund seeks to provide high current income and capital appreciation. This means that the Long/Short Fund attempts to produce a level of current income higher than the level of current income it could achieve if it did not make higher-risk investments in non-investment grade securities (sometimes referred to as junk bonds).

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Long/Short Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees ZIEGLER CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND (USD $)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a Percentage of Offering Price)	none	none
Maximum Deferred Sales Charge (Load).	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none	none
Redemption Fee	none	none
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ZIEGLER CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND		Investor Class	Institutional Class
Management Fees		0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	none
Service Fees	[1]	none	0.15%
Dividends and Interest on Short Sales	[1][2]	0.27%	0.27%
All Remaining Other Expenses	[1]	1.90%	1.90%
Acquired Fund Fees and Expenses	[3]	0.10%	0.10%
Total Annual Fund Operating Expenses		3.17%	3.07%
Expense Reimbursement	[4]	1.70%	1.75%
Total Annual Fund Operating Expenses After Expense Reimbursement		1.47%	1.32%
[1]	Other expenses for Institutional Class shares are based on estimated expenses for the current fiscal year.
[2]	The Long/Short Fund is obligated to pay any dividend declared during the period in which the Long/Short Fund maintains the short position to the lender from which the Long/Short Fund borrowed the security and the Long/Short Fund is obligated to record the payment of the dividend as an expense. These expenses are not fees charged to shareholders but are similar to finance charges incurred in borrowing transactions. The Long/Short Fund may be subject to additional expenses related to short sales (for example, costs of borrowing and margin account maintenance costs).
[3]	"Acquired Fund Fees and Expenses" are those expenses incurred indirectly by the Fund as a result of acquiring investments in shares of one or more other investment companies. Total Annual Fund Operating Expenses may not correlate to the "ratio of expenses to average net assets" provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	Pursuant to a contractual fee waiver and reimbursement agreement, the investment adviser will reimburse the Long/Short Fund for Expenses related to the Investor Class Shares in excess of 1.10% and Institutional Class shares in excess of 0.95%, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and dividend expense relating to short sales, borrowing costs, extraordinary expenses and brokers' commissions and other charges relating to the purchase and sale of the Long/Short Fund's portfolio securities. To the extent any such excluded expenses were incurred, the Long/Short Fund would incur total annual fund operating expenses after expense reimbursement greater than the applicable expense limitation. The Long/Short Fund's investment adviser (without the approval of the Board of Trustees) is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the fiscal year in which the adviser reduced its compensation and/or assumed expenses for the Long/Short Fund, provided that the total operating expenses of the Long/Short Fund, including the recoupment, do not exceed the established cap on expenses for that year. During the first year, only the Board of Trustees may terminate the agreement. The agreement will not be terminated prior to January 31, 2014.

Example
This Example is intended to help you compare the cost of investing in the Long/Short Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Long/Short Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Long/Short Fund’s operating expenses remain the same (except that the example reflects the expense reimbursement for the one-year period and the first year of the remaining periods). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example ZIEGLER CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	150	818	1,511	3,358
Institutional Class	134	783	1,458	3,260

Portfolio Turnover
The Long/Short Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Long/Short Fund’s performance. During the period January 31, 2012 (commencement of operations) through September 30, 2012, the Long/Short Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

In normal market conditions, at least 80% of the Long/Short Fund’s net assets (plus borrowings for investment purposes) will be invested in U.S. and foreign debt securities consisting of corporate bonds and debentures, securities of real estate investment trusts that invest principally in mortgages and fixed income securities, securities of closed-end funds and exchange-traded funds that invest principally in fixed income securities, and preferred and convertible securities that the Long/Short Fund’s investment adviser believes have debt-like characteristics, both investment and non-investment grade credit quality. The Long/Short Fund is not limited with respect to its portfolio maturity or duration. The Long/Short Fund may invest in debt securities with a wide variety of terms applicable to principal repayment, interest rates and other features. Terms that vary from security to security are optional and mandatory prepayment provisions, fixed, variable, semi-variable and resettable interest rates and conversion options, as well as various combinations of these terms.

The Long/Short Fund may invest without limitation in debt securities without regard to their credit ratings, including securities that are non-investment grade. Non-investment grade debt securities acquired by the Long/Short Fund will principally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s Investors Service, Inc.) or, if unrated, will be determined by the Long/Short Fund’s investment adviser to be of similar quality. Some of these debt securities may be in default or at high risk of defaulting, and may have extremely poor prospects for being able to make principal and interest payments when due.

To achieve its investment objective, the Long/Short Credit Fund engages in short-term trading strategies, and may, without limitation, engage in short sales and invest in derivatives. The principal short-term trading strategies are identified below. When the Long/Short Fund sells a security short, the Long/Short Fund borrows the security from a lender and then sells the security in the general market. The Long/Short Fund is obligated to pay any dividend declared during the period in which the Long/Short Fund maintains the short position to the lender from which the Long/Short Fund borrowed the security and the Long/Short Fund is obligated to record the payment of the dividend as an expense. Dividend expenses are not fees charged to shareholders by the Long/Short Fund or any Long/Short Fund service provider but are similar to finance charges incurred by the Long/Short Fund in borrowing transactions. The Long/Short Fund may be subject to additional expenses related to short sales (for example, costs of borrowing and margin account maintenance costs associated with the Long/Short Fund’s open short positions).

Convertible Arbitrage. This strategy involves the Long/Short Fund purchasing a convertible bond and selling short the underlying common stock. This strategy seeks to principally profit from an improvement in credit quality of the issuer while hedging against default risk through the short sale of the underlying common stock. This strategy tends to perform better when equity markets are volatile because market volatility can positively impact the conversion feature of the convertible bond.

Relative Value Arbitrage. This strategy attempts to take advantage of relative pricing discrepancies between related fixed income and/or equity securities. For example, the Long/Short Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher. Another example might involve the Long/Short Fund purchasing a security of an issuer and selling short a comparable security of another issuer in the same industry. In this example the trade could be profitable if changing conditions in an industry affected the issuers differently.

Fixed Income Arbitrage. This strategy attempts to take advantage of a flattening or steepening of the yield curve. An example could involve the Long/Short Fund buying a two year Treasury security and selling short a ten year Treasury security.

Merger Arbitrage. The most common merger arbitrage activity, and the approach the Long/Short Fund principally uses, involves purchasing debt securities (as described in this prospectus) and, subject to the Fund’s principal investment strategy, equity securities of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Long/Short Fund’s investment adviser may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company’s common stock and/or other securities may be sold short.

Directional Investment Strategies. The Long/Short Fund may take “outright” directional (long or short) market positions. Directional strategies seek to exploit broad market trends in interest rates, commodity prices or debt securities (as described in this prospectus) and, subject to the Fund’s principal investment strategy, equity securities. These strategies are: (1) Long/Short: a strategy that seeks to invest in securities an investment adviser believes to be undervalued or offer high growth opportunities while also attempting to reduce overall market risk or take advantage of an anticipated decline in the price of an index or the securities of a company that the adviser believes is overvalued relative to normalized business and industry fundamentals or to the expected growth that the adviser believes the company will achieve, by using short sales or options, financial futures and options on futures to hedge risk. Long and short positions may not be invested in equal dollars and, as such, may not seek to neutralize general market risks. (2) Long-Only: a strategy that seeks to invest in securities that are believed to have appreciation potential. This strategy may concentrate in certain markets, industries or geographical areas. This strategy is principally managed for absolute return and to assess risk and opportunity on an absolute, not an index-relative basis, which means that rather than focusing principally on the performance of the securities compared to a benchmark, the investment adviser focuses on those securities that the adviser believes are undervalued and offer high growth opportunities. (3) Short-Only: a strategy that seeks to identify securities that are expected to depreciate in value. In a short sale, the Long/Short Fund borrows a security from a broker, and then sells it. If the value of the security goes down, the Long/Short Fund can buy it back in the market and return it to the broker, making a profit. The determination to utilize these strategies frequently results from opportunities identified in the course of implementing the investment adviser’s core arbitrage and relative value strategies, as a result of which the investment adviser may identify certain securities which it believes to be materially overpriced or underpriced.

Opportunistic Investing. In the course of researching and implementing the Long/Short Fund’s investment strategies, the investment adviser may identify unrelated trading or investment opportunities which the investment adviser believes have both good profit potential and a risk/reward profile consistent with the Long/Short Fund’s investment objectives. The investment adviser will attempt to exploit these opportunities.

The Long/Short Fund may use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). These derivative transactions will involve forward contracts, future contracts, options and swaps (and options on futures and swaps). The Long/Short Fund engages in short-selling principally for hedging purposes (for example, to limit exposure to a possible market decline in the value of its portfolio securities).

The Long/Short Fund may buy and sell options, which are agreements that give an investor the right to buy or sell a security at an agreed upon price in the future. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy, the underlying security, index, currency or other instrument at a specified exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at a specified exercise price.

Investment decisions are based on fundamental market factors like yield and credit quality differences among bonds, as well as demand and supply trends. Investment decisions are also based on technical factors like price momentum, market sentiment, and supply or demand imbalances. The Long/Short Fund sells holdings for a variety of reasons (for example, to adjust its average maturity or quality, to shift assets into better-yielding securities, or to alter sector exposure).

The Long/Short Fund is intended for investors who seek high current income and can accept the risks involved with its investments, and who can accept the fact that there will be principal fluctuation.

Principal Investment Risks

Investors in the Long/Short Fund may lose money. There are risks associated with the types of securities in which the Long/Short Fund invests. These risks are:

·	Interest Rate Risk:

Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the Long/Short Fund’s share price. The longer the Long/Short Fund’s effective maturity and duration, the more its share price is likely to react to interest rates. Additionally some of the trading strategies employed by the Long/Short Fund attempt to take advantage of changes in the shape, or shifts, of the yield curve. The investment adviser may be incorrect in its assessment of projected changes in the yield curve.

·	Call Risk:

Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, the Long/Short Fund might have to reinvest the proceeds in an investment offering a lower yield.

·	Credit Risk:

Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond can cause a bond’s price to fall, potentially lowering the Long/Short Fund’s share price. The Long/Short Fund, in addition to investing in investment grade bonds, may also invest in non-investment grade securities, which involve greater credit risk, including the risk of default. The prices of high yield bonds are more sensitive to changing economic conditions and can fall dramatically in response to negative news about the issuer or its industry, or the economy in general.

·	Real Estate Investment Trust Risk:

When the Long/Short Fund invests in real estate investment trusts, it is subject to risks principally associated with investing in real estate: (1) possible declines in the value of real estate, (2) adverse general and local economic conditions, (3) possible lack of availability of mortgage funds, (4) changes in interest rates, and (5) environmental problems. In addition, real estate investment trusts are subject to other risks related specifically to their structure and focus: (a) dependency upon management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; (h) duplicative fees; and (i) in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

·	Preferred Securities Risk:

In addition to credit risk, investments in preferred securities carry the following risks:

Deferral Risk. Traditional preferred securities contain provisions that sometimes allow an issuer to skip (in the case of “noncumulative” preferred securities) or defer (in the case of “cumulative” preferred securities) dividend payments. Fully taxable or hybrid preferred securities typically contain provisions that allow an issuer, at its discretion, to defer distributions for up to 20 consecutive quarters. If the Long/Short Fund owns a preferred security that is deferring its distributions, the Long/Short Fund may be required to report income for tax purposes while it is not receiving any income.

Redemption Risk. Preferred securities typically contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of redemption, the Long/Short Fund may not be able to reinvest the proceeds at comparable rates of return.

Limited Voting Rights. Preferred securities typically do not provide any voting rights, except in cases when dividends are in arrears beyond a specified time period, which varies by issue.

Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

·	Volatility Risk:

In the past year, the market for these loans, as well as other debt securities, has experienced significant volatility, and prices for fixed income securities, while normally relatively stable, have experienced a higher than normal degree of volatility due to perceived credit risk and resultant sharp decrease in liquidity.

·	Directional Strategies Risk:

Directional strategies usually use long and short positions which entail prediction on the direction into which the overall market is going to move. Directional strategies may utilize leverage and hedging. Risk of loss may be significant if the investment adviser’s judgment is incorrect as to the direction, timing or extent of expected market moves.

·	Opportunistic Strategy Risk:

An opportunistic strategy is susceptible to the risk that the investment adviser’s determinations of opportunities in market anomalies do not materialize as expected so that investments using this strategy do not increase in value (and may lose value).

·	Manager Risk:

How the investment adviser manages the Long/Short Fund will affect the Long/Short Fund’s performance. The Long/Short Fund may lose money if the investment adviser’s investment strategy does not achieve the Long/Short Fund’s objective or the investment adviser does not implement the strategy properly.

·	Market Risk:

The securities in which the Long/Short Fund invests may decline significantly in price over short or extended periods of time. Price changes may occur in the relevant markets as a whole, or they may occur in only a particular company, industry or sector of the relevant market. Some of the trading strategies employed by the Long/Short Fund involve attempting to take advantage of relative pricing discrepancies between related securities. The investment adviser may be incorrect in its assessment of the pricing discrepancies or prices may not move in the manner anticipated by the investment adviser.

i	Liquidity Risk:

When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Long/Short Fund’s share price may fall dramatically. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities.

i	Market Sector Risk:

The Long/Short Fund’s overall risk level will depend on the market sectors in which the Long/Short Fund is invested and the current interest rate, liquidity and credit quality of such sectors. The Long/Short Fund may overweight or underweight companies, industries or market sectors, which may cause the Long/Short Fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

i	Credit Default Swaps Risk:

A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The terms of the instrument are generally negotiated by the Long/Short Fund and the swap counterparty. A credit default swap may be embedded within a structured note or other derivative instrument. Credit default swaps are subject to credit risk on the underlying investment and to counterparty credit risk. If the counterparty fails to meet its obligations the Long/Short Fund may lose money. Credit default swaps are also subject to the risk that the Long/Short Fund will not properly assess the cost of the underlying investment. If the Long/Short Fund is selling credit protection, there is a risk that a credit event will occur and that the Long/Short Fund will have to pay the counterparty. If the Long/Short Fund is buying credit protection, there is a risk that no credit event will occur and the Long/Short Fund will receive no benefit for the premium paid.

i	Short Sale Risk:

The Long/Short Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Long/Short Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Long/Short Fund. Short sales expose the Long/Short Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Long/Short Fund. The Long/Short Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Long/Short Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly (for example, costs of borrowing and margin account maintenance costs associated with the Long/Short Fund’s open short positions). These expenses may negatively impact the performance of the Long/Short Fund. Short positions introduce more risk to the Long/Short Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

i	Derivatives Risk:

A small investment in derivatives could have a potentially large impact on the Long/Short Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk that changes in the value of a derivative held by the Long/Short Fund will not correlate with the Long/Short Fund’s other investments. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and potential losses may be substantial.

i	Options Risk:

If a put or call option purchased by the Long/Short Fund expired without being sold or exercised, the Long/Short Fund would lose the premium it paid for the option. The risk involved in writing a covered call option is the lack of liquidity for the option. If the Long/Short Fund is not able to close out the options transaction, the Long/Short Fund will not be able to sell the underlying security until the option expires or is exercised. The risk involved in writing an uncovered put option is that the market value of the underlying security could decrease as a result of rising interest rates or other factors. If this occurs, the option could be exercised and the underlying security would then be sold to the Long/Short Fund at a higher price than its prevailing market value. The risk involved in writing an uncovered call option is that there could be an increase in the market value of the underlying security caused by declining interest rates or other factors. If this occurs, the option could be exercised and the underlying security would then be sold by the Long/Short Fund at a lower price than its current market value. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. To the extent that the Long/Short Fund invests in over-the-counter options, the Long/Short Fund may be exposed to credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those entailed in exchange-traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default.

i	Merger Arbitrage Risk:

The proposed reorganization may be renegotiated or terminated, in which case the Long/Short Fund may realize losses.

i	Foreign Investment Risk:

The Long/Short Fund’s investment in foreign securities may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than in the U.S. There may be less publicly available information about foreign companies than U.S. companies.

i	Non-Diversification Risk:

The Long/Short Fund is a non-diversified investment company. As such, it will invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Long/Short Fund invests perform poorly, the Long/Short Fund could incur greater losses than it would have had it invested in a greater number of securities.

i	Market Timing Risk:

Frequent purchases and redemptions of Long/Short Fund shares by a shareholder may harm other Long/Short Fund shareholders by interfering with the efficient management of the Long/Short Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of its shares. The Board of Trustees has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of shares of the Long/Short Fund. However, the officers of the Long/Short Fund receive reports on a regular basis as to purchases and redemptions of shares of the Long/Short Fund and review these reports to determine if there is any unusual trading in shares of the Long/Short Fund. The officers of the Long/Short Fund will report to the Board of Trustees any such unusual trading in shares of the Long/Short Fund that is disruptive to the Long/Short Fund. In such event, the Board of Trustees may reconsider its decision not to adopt market timing policies and procedures.

·	High Portfolio Turnover:

The Long/Short Fund may engage in short-term trading. This will produce higher transaction costs (brokerage commissions or markups or markdowns), which the Long/Short Fund must pay, and will increase realized gains (or losses) to investors, which may lower the Long/Short Fund’s after-tax performance. The Long/Short Fund’s portfolio turnover rate will likely exceed 100% per year.

Performance
Performance information for each of the Investor Class shares and the Institutional Class shares of the Long/Short Fund will be provided once it has annual returns for a full calendar year. While the Institutional Class shares will have substantially similar performance to the Investor Class shares because the shares are invested in the same portfolio of securities, the performance of Institutional Class shares will differ from that of the Investor Class shares to the extent that the Classes do not have the same expenses or inception dates. Please remember that the Long/Short Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
ZIEGLER CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND (Prospectus Summary) | ZIEGLER CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock

The Long/Short Fund seeks to provide high current income and capital appreciation. This means that the Long/Short Fund attempts to produce a level of current income higher than the level of current income it could achieve if it did not make higher-risk investments in non-investment grade securities (sometimes referred to as junk bonds).

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Long/Short Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Institutional Class shares are based on estimated expenses for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Long/Short Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Long/Short Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Long/Short Fund’s operating expenses remain the same (except that the example reflects the expense reimbursement for the one-year period and the first year of the remaining periods). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Long/Short Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Long/Short Fund’s performance. During the period January 31, 2012 (commencement of operations) through September 30, 2012, the Long/Short Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In normal market conditions, at least 80% of the Long/Short Fund’s net assets (plus borrowings for investment purposes) will be invested in U.S. and foreign debt securities consisting of corporate bonds and debentures, securities of real estate investment trusts that invest principally in mortgages and fixed income securities, securities of closed-end funds and exchange-traded funds that invest principally in fixed income securities, and preferred and convertible securities that the Long/Short Fund’s investment adviser believes have debt-like characteristics, both investment and non-investment grade credit quality. The Long/Short Fund is not limited with respect to its portfolio maturity or duration. The Long/Short Fund may invest in debt securities with a wide variety of terms applicable to principal repayment, interest rates and other features. Terms that vary from security to security are optional and mandatory prepayment provisions, fixed, variable, semi-variable and resettable interest rates and conversion options, as well as various combinations of these terms.

The Long/Short Fund may invest without limitation in debt securities without regard to their credit ratings, including securities that are non-investment grade. Non-investment grade debt securities acquired by the Long/Short Fund will principally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s Investors Service, Inc.) or, if unrated, will be determined by the Long/Short Fund’s investment adviser to be of similar quality. Some of these debt securities may be in default or at high risk of defaulting, and may have extremely poor prospects for being able to make principal and interest payments when due.

To achieve its investment objective, the Long/Short Credit Fund engages in short-term trading strategies, and may, without limitation, engage in short sales and invest in derivatives. The principal short-term trading strategies are identified below. When the Long/Short Fund sells a security short, the Long/Short Fund borrows the security from a lender and then sells the security in the general market. The Long/Short Fund is obligated to pay any dividend declared during the period in which the Long/Short Fund maintains the short position to the lender from which the Long/Short Fund borrowed the security and the Long/Short Fund is obligated to record the payment of the dividend as an expense. Dividend expenses are not fees charged to shareholders by the Long/Short Fund or any Long/Short Fund service provider but are similar to finance charges incurred by the Long/Short Fund in borrowing transactions. The Long/Short Fund may be subject to additional expenses related to short sales (for example, costs of borrowing and margin account maintenance costs associated with the Long/Short Fund’s open short positions).

Convertible Arbitrage. This strategy involves the Long/Short Fund purchasing a convertible bond and selling short the underlying common stock. This strategy seeks to principally profit from an improvement in credit quality of the issuer while hedging against default risk through the short sale of the underlying common stock. This strategy tends to perform better when equity markets are volatile because market volatility can positively impact the conversion feature of the convertible bond.

Relative Value Arbitrage. This strategy attempts to take advantage of relative pricing discrepancies between related fixed income and/or equity securities. For example, the Long/Short Fund may purchase a senior secured security of an issuer and sell short an unsecured security of the same issuer. In this example the trade would be profitable if credit quality spreads widened or if the issuer went bankrupt and the recovery rate for the senior debt was higher. Another example might involve the Long/Short Fund purchasing a security of an issuer and selling short a comparable security of another issuer in the same industry. In this example the trade could be profitable if changing conditions in an industry affected the issuers differently.

Fixed Income Arbitrage. This strategy attempts to take advantage of a flattening or steepening of the yield curve. An example could involve the Long/Short Fund buying a two year Treasury security and selling short a ten year Treasury security.

Merger Arbitrage. The most common merger arbitrage activity, and the approach the Long/Short Fund principally uses, involves purchasing debt securities (as described in this prospectus) and, subject to the Fund’s principal investment strategy, equity securities of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Long/Short Fund’s investment adviser may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company’s common stock and/or other securities may be sold short.

Directional Investment Strategies. The Long/Short Fund may take “outright” directional (long or short) market positions. Directional strategies seek to exploit broad market trends in interest rates, commodity prices or debt securities (as described in this prospectus) and, subject to the Fund’s principal investment strategy, equity securities. These strategies are: (1) Long/Short: a strategy that seeks to invest in securities an investment adviser believes to be undervalued or offer high growth opportunities while also attempting to reduce overall market risk or take advantage of an anticipated decline in the price of an index or the securities of a company that the adviser believes is overvalued relative to normalized business and industry fundamentals or to the expected growth that the adviser believes the company will achieve, by using short sales or options, financial futures and options on futures to hedge risk. Long and short positions may not be invested in equal dollars and, as such, may not seek to neutralize general market risks. (2) Long-Only: a strategy that seeks to invest in securities that are believed to have appreciation potential. This strategy may concentrate in certain markets, industries or geographical areas. This strategy is principally managed for absolute return and to assess risk and opportunity on an absolute, not an index-relative basis, which means that rather than focusing principally on the performance of the securities compared to a benchmark, the investment adviser focuses on those securities that the adviser believes are undervalued and offer high growth opportunities. (3) Short-Only: a strategy that seeks to identify securities that are expected to depreciate in value. In a short sale, the Long/Short Fund borrows a security from a broker, and then sells it. If the value of the security goes down, the Long/Short Fund can buy it back in the market and return it to the broker, making a profit. The determination to utilize these strategies frequently results from opportunities identified in the course of implementing the investment adviser’s core arbitrage and relative value strategies, as a result of which the investment adviser may identify certain securities which it believes to be materially overpriced or underpriced.

Opportunistic Investing. In the course of researching and implementing the Long/Short Fund’s investment strategies, the investment adviser may identify unrelated trading or investment opportunities which the investment adviser believes have both good profit potential and a risk/reward profile consistent with the Long/Short Fund’s investment objectives. The investment adviser will attempt to exploit these opportunities.

The Long/Short Fund may use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). These derivative transactions will involve forward contracts, future contracts, options and swaps (and options on futures and swaps). The Long/Short Fund engages in short-selling principally for hedging purposes (for example, to limit exposure to a possible market decline in the value of its portfolio securities).

The Long/Short Fund may buy and sell options, which are agreements that give an investor the right to buy or sell a security at an agreed upon price in the future. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy, the underlying security, index, currency or other instrument at a specified exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at a specified exercise price.

Investment decisions are based on fundamental market factors like yield and credit quality differences among bonds, as well as demand and supply trends. Investment decisions are also based on technical factors like price momentum, market sentiment, and supply or demand imbalances. The Long/Short Fund sells holdings for a variety of reasons (for example, to adjust its average maturity or quality, to shift assets into better-yielding securities, or to alter sector exposure).

The Long/Short Fund is intended for investors who seek high current income and can accept the risks involved with its investments, and who can accept the fact that there will be principal fluctuation.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
In normal market conditions, at least 80% of the Long/Short Fund’s net assets (plus borrowings for investment purposes) will be invested in U.S. and foreign debt securities consisting of corporate bonds and debentures, securities of real estate investment trusts that invest principally in mortgages and fixed income securities, securities of closed-end funds and exchange-traded funds that invest principally in fixed income securities, and preferred and convertible securities that the Long/Short Fund’s investment adviser believes have debt-like characteristics, both investment and non-investment grade credit quality.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Investors in the Long/Short Fund may lose money. There are risks associated with the types of securities in which the Long/Short Fund invests. These risks are:

·	Interest Rate Risk:

Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the Long/Short Fund’s share price. The longer the Long/Short Fund’s effective maturity and duration, the more its share price is likely to react to interest rates. Additionally some of the trading strategies employed by the Long/Short Fund attempt to take advantage of changes in the shape, or shifts, of the yield curve. The investment adviser may be incorrect in its assessment of projected changes in the yield curve.

·	Call Risk:

Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, the Long/Short Fund might have to reinvest the proceeds in an investment offering a lower yield.

·	Credit Risk:

Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond can cause a bond’s price to fall, potentially lowering the Long/Short Fund’s share price. The Long/Short Fund, in addition to investing in investment grade bonds, may also invest in non-investment grade securities, which involve greater credit risk, including the risk of default. The prices of high yield bonds are more sensitive to changing economic conditions and can fall dramatically in response to negative news about the issuer or its industry, or the economy in general.

·	Real Estate Investment Trust Risk:

When the Long/Short Fund invests in real estate investment trusts, it is subject to risks principally associated with investing in real estate: (1) possible declines in the value of real estate, (2) adverse general and local economic conditions, (3) possible lack of availability of mortgage funds, (4) changes in interest rates, and (5) environmental problems. In addition, real estate investment trusts are subject to other risks related specifically to their structure and focus: (a) dependency upon management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; (h) duplicative fees; and (i) in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

·	Preferred Securities Risk:

In addition to credit risk, investments in preferred securities carry the following risks:

Deferral Risk. Traditional preferred securities contain provisions that sometimes allow an issuer to skip (in the case of “noncumulative” preferred securities) or defer (in the case of “cumulative” preferred securities) dividend payments. Fully taxable or hybrid preferred securities typically contain provisions that allow an issuer, at its discretion, to defer distributions for up to 20 consecutive quarters. If the Long/Short Fund owns a preferred security that is deferring its distributions, the Long/Short Fund may be required to report income for tax purposes while it is not receiving any income.

Redemption Risk. Preferred securities typically contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of redemption, the Long/Short Fund may not be able to reinvest the proceeds at comparable rates of return.

Limited Voting Rights. Preferred securities typically do not provide any voting rights, except in cases when dividends are in arrears beyond a specified time period, which varies by issue.

Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

·	Volatility Risk:

In the past year, the market for these loans, as well as other debt securities, has experienced significant volatility, and prices for fixed income securities, while normally relatively stable, have experienced a higher than normal degree of volatility due to perceived credit risk and resultant sharp decrease in liquidity.

·	Directional Strategies Risk:

Directional strategies usually use long and short positions which entail prediction on the direction into which the overall market is going to move. Directional strategies may utilize leverage and hedging. Risk of loss may be significant if the investment adviser’s judgment is incorrect as to the direction, timing or extent of expected market moves.

·	Opportunistic Strategy Risk:

An opportunistic strategy is susceptible to the risk that the investment adviser’s determinations of opportunities in market anomalies do not materialize as expected so that investments using this strategy do not increase in value (and may lose value).

·	Manager Risk:

How the investment adviser manages the Long/Short Fund will affect the Long/Short Fund’s performance. The Long/Short Fund may lose money if the investment adviser’s investment strategy does not achieve the Long/Short Fund’s objective or the investment adviser does not implement the strategy properly.

·	Market Risk:

The securities in which the Long/Short Fund invests may decline significantly in price over short or extended periods of time. Price changes may occur in the relevant markets as a whole, or they may occur in only a particular company, industry or sector of the relevant market. Some of the trading strategies employed by the Long/Short Fund involve attempting to take advantage of relative pricing discrepancies between related securities. The investment adviser may be incorrect in its assessment of the pricing discrepancies or prices may not move in the manner anticipated by the investment adviser.

i	Liquidity Risk:

When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Long/Short Fund’s share price may fall dramatically. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities.

i	Market Sector Risk:

The Long/Short Fund’s overall risk level will depend on the market sectors in which the Long/Short Fund is invested and the current interest rate, liquidity and credit quality of such sectors. The Long/Short Fund may overweight or underweight companies, industries or market sectors, which may cause the Long/Short Fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

i	Credit Default Swaps Risk:

A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The terms of the instrument are generally negotiated by the Long/Short Fund and the swap counterparty. A credit default swap may be embedded within a structured note or other derivative instrument. Credit default swaps are subject to credit risk on the underlying investment and to counterparty credit risk. If the counterparty fails to meet its obligations the Long/Short Fund may lose money. Credit default swaps are also subject to the risk that the Long/Short Fund will not properly assess the cost of the underlying investment. If the Long/Short Fund is selling credit protection, there is a risk that a credit event will occur and that the Long/Short Fund will have to pay the counterparty. If the Long/Short Fund is buying credit protection, there is a risk that no credit event will occur and the Long/Short Fund will receive no benefit for the premium paid.

i	Short Sale Risk:

The Long/Short Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Long/Short Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Long/Short Fund. Short sales expose the Long/Short Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Long/Short Fund. The Long/Short Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Long/Short Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly (for example, costs of borrowing and margin account maintenance costs associated with the Long/Short Fund’s open short positions). These expenses may negatively impact the performance of the Long/Short Fund. Short positions introduce more risk to the Long/Short Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

i	Derivatives Risk:

A small investment in derivatives could have a potentially large impact on the Long/Short Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk that changes in the value of a derivative held by the Long/Short Fund will not correlate with the Long/Short Fund’s other investments. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and potential losses may be substantial.

i	Options Risk:

If a put or call option purchased by the Long/Short Fund expired without being sold or exercised, the Long/Short Fund would lose the premium it paid for the option. The risk involved in writing a covered call option is the lack of liquidity for the option. If the Long/Short Fund is not able to close out the options transaction, the Long/Short Fund will not be able to sell the underlying security until the option expires or is exercised. The risk involved in writing an uncovered put option is that the market value of the underlying security could decrease as a result of rising interest rates or other factors. If this occurs, the option could be exercised and the underlying security would then be sold to the Long/Short Fund at a higher price than its prevailing market value. The risk involved in writing an uncovered call option is that there could be an increase in the market value of the underlying security caused by declining interest rates or other factors. If this occurs, the option could be exercised and the underlying security would then be sold by the Long/Short Fund at a lower price than its current market value. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. To the extent that the Long/Short Fund invests in over-the-counter options, the Long/Short Fund may be exposed to credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those entailed in exchange-traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default.

i	Merger Arbitrage Risk:

The proposed reorganization may be renegotiated or terminated, in which case the Long/Short Fund may realize losses.

i	Foreign Investment Risk:

The Long/Short Fund’s investment in foreign securities may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than in the U.S. There may be less publicly available information about foreign companies than U.S. companies.

i	Non-Diversification Risk:

The Long/Short Fund is a non-diversified investment company. As such, it will invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Long/Short Fund invests perform poorly, the Long/Short Fund could incur greater losses than it would have had it invested in a greater number of securities.

i	Market Timing Risk:

Frequent purchases and redemptions of Long/Short Fund shares by a shareholder may harm other Long/Short Fund shareholders by interfering with the efficient management of the Long/Short Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of its shares. The Board of Trustees has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of shares of the Long/Short Fund. However, the officers of the Long/Short Fund receive reports on a regular basis as to purchases and redemptions of shares of the Long/Short Fund and review these reports to determine if there is any unusual trading in shares of the Long/Short Fund. The officers of the Long/Short Fund will report to the Board of Trustees any such unusual trading in shares of the Long/Short Fund that is disruptive to the Long/Short Fund. In such event, the Board of Trustees may reconsider its decision not to adopt market timing policies and procedures.

·	High Portfolio Turnover:

The Long/Short Fund may engage in short-term trading. This will produce higher transaction costs (brokerage commissions or markups or markdowns), which the Long/Short Fund must pay, and will increase realized gains (or losses) to investors, which may lower the Long/Short Fund’s after-tax performance. The Long/Short Fund’s portfolio turnover rate will likely exceed 100% per year.

Risk, Lose Money	rr_RiskLoseMoney	Investors in the Long/Short Fund may lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus
The Long/Short Fund is a non-diversified investment company. As such, it will invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Long/Short Fund invests perform poorly, the Long/Short Fund could incur greater losses than it would have had it invested in a greater number of securities.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for each of the Investor Class shares and the Institutional Class shares of the Long/Short Fund will be provided once it has annual returns for a full calendar year. While the Institutional Class shares will have substantially similar performance to the Investor Class shares because the shares are invested in the same portfolio of securities, the performance of Institutional Class shares will differ from that of the Investor Class shares to the extent that the Classes do not have the same expenses or inception dates. Please remember that the Long/Short Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information for each of the Investor Class shares and the Institutional Class shares of the Long/Short Fund will be provided once it has annual returns for a full calendar year
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Long/Short Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
ZIEGLER CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND (Prospectus Summary) | ZIEGLER CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load).	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none	[1]
Dividends and Interest on Short Sales	rr_Component2OtherExpensesOverAssets	0.27%	[1],[2]
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	1.90%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.17%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.70%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.47%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	818
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,511
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,358
ZIEGLER CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND (Prospectus Summary) | ZIEGLER CAPITAL MANAGEMENT LONG/SHORT CREDIT FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load).	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Dividends and Interest on Short Sales	rr_Component2OtherExpensesOverAssets	0.27%	[1],[2]
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	1.90%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.07%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.75%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.32%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	783
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,458
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,260

[1]	Other expenses for Institutional Class shares are based on estimated expenses for the current fiscal year.
[2]	The Long/Short Fund is obligated to pay any dividend declared during the period in which the Long/Short Fund maintains the short position to the lender from which the Long/Short Fund borrowed the security and the Long/Short Fund is obligated to record the payment of the dividend as an expense. These expenses are not fees charged to shareholders but are similar to finance charges incurred in borrowing transactions. The Long/Short Fund may be subject to additional expenses related to short sales (for example, costs of borrowing and margin account maintenance costs).
[3]	"Acquired Fund Fees and Expenses" are those expenses incurred indirectly by the Fund as a result of acquiring investments in shares of one or more other investment companies. Total Annual Fund Operating Expenses may not correlate to the "ratio of expenses to average net assets" provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	Pursuant to a contractual fee waiver and reimbursement agreement, the investment adviser will reimburse the Long/Short Fund for Expenses related to the Investor Class Shares in excess of 1.10% and Institutional Class shares in excess of 0.95%, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and dividend expense relating to short sales, borrowing costs, extraordinary expenses and brokers' commissions and other charges relating to the purchase and sale of the Long/Short Fund's portfolio securities. To the extent any such excluded expenses were incurred, the Long/Short Fund would incur total annual fund operating expenses after expense reimbursement greater than the applicable expense limitation. The Long/Short Fund's investment adviser (without the approval of the Board of Trustees) is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the fiscal year in which the adviser reduced its compensation and/or assumed expenses for the Long/Short Fund, provided that the total operating expenses of the Long/Short Fund, including the recoupment, do not exceed the established cap on expenses for that year. During the first year, only the Board of Trustees may terminate the agreement. The agreement will not be terminated prior to January 31, 2014.